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                                October 31, 1996



VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Lincoln Life & Annuity Company of New York
               Lincoln Life & Annuity Variable Annuity Account L
               File No. 333-10863
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Dear Commissioners:

     On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Variable Annuity Account L (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain group variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in Pre-Effective Amendment No. 1 to the Form N-4 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on September 30, 1996 via EDGARLINK.


                              Sincerely,


                              /s/ Jeremy Sachs
                              ----------------
                              Jeremy Sachs